Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Current assets:
Cash and cash equivalents	¥ 321,662	$ 46,204	¥ 61,519	$ 8,837	¥ 61,455		¥ 108,978
Total current assets	428,513	61,552	101,754
Non-current assets:
Total non-current assets	20,900	3,001	22,917
Total assets	449,413	64,553	124,671
Current liabilities:
Accrued expenses and other liabilities	53,310	7,658	31,197
Total current liabilities	95,598	13,732	56,843
Total liabilities	134,058	19,256	62,247
Mezzanine equity:
Mezzanine equity			604,741	86,866	604,741	$ 86,866	563,102	$ 80,885
Shareholders' (deficit)/equity:
Statutory reserves	1,035	149	485
Accumulated other comprehensive income	10,195	1,464	8,849
Accumulated deficit	(720,419)	(103,482)	(644,076)
Total shareholders' (deficit)/equity	315,355	45,297	(542,317)		(489,877)		(434,394)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	449,413	64,553	124,671
Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			76,166
Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			376,359
Series Seed 1 Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			10,008
Series Seed 2 Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			9,606
Series Seed 3 Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			2,037
Class A Ordinary Shares [Member]
Shareholders' (deficit)/equity:
Common stock	44	6	8
Class B Ordinary Shares [Member]
Shareholders' (deficit)/equity:
Common stock	28	4	27
Parent Company [Member]
Current assets:
Cash and cash equivalents	85,908	12,340	6,248	$ 897	¥ 18,763		¥ 76,803
Total current assets	85,908	12,340	6,248
Non-current assets:
Investments in subsidiaries, the VIE and subsidiaries of the VIE	242,058	34,769	53,627
Total non-current assets	242,058	34,769	53,627
Total assets	327,966	47,109	59,875
Current liabilities:
Accrued expenses and other liabilities	16,392	2,355	681
Total current liabilities	16,392	2,355	681
Total liabilities	16,392	2,355	681
Mezzanine equity:
Mezzanine equity			604,741
Shareholders' (deficit)/equity:
Additional paid-in capital	1,020,691	146,613	89,160
Statutory reserves	1,035	149	485
Accumulated other comprehensive income	10,195	1,464	8,849
Accumulated deficit	(720,419)	(103,482)	(644,076)
Total shareholders' (deficit)/equity	311,574	44,754	(545,547)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	327,966	47,109	59,875
Parent Company [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			76,166
Parent Company [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			376,359
Parent Company [Member] | Series C Redeemable Convertible Preferred stock [Member]
Mezzanine equity:
Mezzanine equity			130,565
Parent Company [Member] | Series Seed 1 Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			10,008
Parent Company [Member] | Series Seed 2 Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			9,606
Parent Company [Member] | Series Seed 3 Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			2,037
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' (deficit)/equity:
Common stock	44	6	8
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' (deficit)/equity:
Common stock	¥ 28	$ 4	¥ 27